Organization and Business Operation (Details) - USD ($)			12 Months Ended
	Jan. 18, 2023	Oct. 22, 2021	Dec. 31, 2023	Oct. 20, 2023	Dec. 31, 2022
Organization and Business Operation [Line Items]
Shares issued, price per share			$ 10
Condition for future business combination threshold percentage ownership			50
Obligation to redeem public shares if entity does not complete a business combination			100.00%
Net tangible assets (in Dollars)			$ 5,000,001
Condition for future business combination threshold net tangible assets (in Dollars)			100,000
Cash held outside of the trust account (in Dollars)	$ 140,000		16,079,250	$ 35,000	$ 614,767
Public share	$ 0.04			$ 0.0175
Aggregate redemption amount (in Dollars)	$ 255,875,758
Redemption price per share			$ 11.21
Aggregate redemption amount (in Dollars)			$ 16,679,055
Basic net (loss) income per share			$ 0.0525
Aggregate contribution amount (in Dollars)			$ 73,949
Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Percentage of business combinations aggregate fair market value			80.00%
Accounts Payable [Member]
Organization and Business Operation [Line Items]
Accrued offering costs (in Dollars)			$ 5,669,349
IPO [Member]
Organization and Business Operation [Line Items]
Sale of units, net of underwriting discounts (in Shares)		27,600,000
Shares issued, price per share		$ 10.2	$ 10
Proceeds from issuance initial public offering (in Dollars)		$ 281,520,000
IPO [Member] | Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Sale of private placement warrants (in Shares)		14,040,000
Exercise price of warrants		$ 11.5
Price of warrant		1
IPO [Member] | Public Warrants [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share			$ 10.2
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share		$ 10
Common Class A [Member]
Organization and Business Operation [Line Items]
Obligation to redeem public shares if entity does not complete a business combination			100.00%
Public share			$ 1,488,000
Stock issued during period, shares, new issues (in Shares)	24,703,445
Redemption price per share	$ 10.35		$ 0.0001
Redemption of shares calculated based on business days prior to consummation of business combination			15 months
Common shares, par value			$ 0.0001	0.0001	$ 0.0001
Sponsor share conversion (in Shares)			5,619,077
Common shares, shares outstanding (in Shares)			5,619,077		0
Common Class A [Member] | Sponsor [Member]
Organization and Business Operation [Line Items]
Common shares, shares outstanding (in Shares)			7,027,632
Common Class A [Member] | Founder Shares [Member]
Organization and Business Operation [Line Items]
Sponsor share conversion (in Shares)			5,619,077
Common shares, shares outstanding (in Shares)			7,027,632
Class B Ordinary Shares [Member]
Organization and Business Operation [Line Items]
Common shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in Shares)			1,280,923		6,900,000
Cash [Member]
Organization and Business Operation [Line Items]
Cash held outside of the trust account (in Dollars)			$ 60,518
Sponsor [Member]
Organization and Business Operation [Line Items]
Obligation to redeem public shares if entity does not complete a business combination			100.00%
Redemption of shares calculated based on business days prior to consummation of business combination			15 months
Related Party [Member]
Organization and Business Operation [Line Items]
Accounts payable and accrued expenses (in Dollars)			$ 2,122,937